Other Gains and Losses, and Litigation	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Other Gains and Losses, and Litigation

B.17. OTHER GAINS AND LOSSES, AND LITIGATION
For the first half of 2024, Other gains and losses, and litigation is a charge of €442 million, mainly comprising a provision recognized in respect of the litigation related to Plavix (clopidogrel) in the US state of Hawaii (see note B.14.). That compares with a charge of €73 million in the first half of 2023, which comprised costs related to the settlement of a dispute with shareholders of Bioverativ.